Summary of the main accounting policies: (Tables)	12 Months Ended
Dec. 31, 2019
Summary of the main accounting policies:
Schedule of consolidated subsidiaries

	Shareholding
	percentage (%)	Main activity
Aeropuerto de Cancún, S. A. de C. V. (*)(**)	100%	Airport services
Aeropuerto de Cozumel, S. A. de C. V.	100%	Airport services
Aeropuerto de Mérida, S. A. de C. V.	100%	Airport services
Aeropuerto de Huatulco, S. A. de C. V.	100%	Airport services
Aeropuerto de Oaxaca, S. A. de C. V.	100%	Airport services
Aeropuerto de Veracruz, S. A. de C. V.	100%	Airport services
Aeropuerto de Villahermosa, S. A. de C. V.	100%	Airport services
Aeropuerto de Tapachula, S. A. de C. V.	100%	Airport services
Aeropuerto de Minatitlán, S. A. de C. V.	100%	Airport services
Cancun Airport Services, S. A. de C. V. (***)	100%	Airport services
Aerostar Airport Holdings, LLC	60%	Airport services
Sociedad Operadora de Aeropuertos Centro Norte, S.A.	100%	Airport services
RH Asur, S. A. de C. V.	100%	Administrative services
Servicios Aeroportuarios del Sureste, S. A. de C. V.	100%	Administrative services
Asur FBO, S. A. de C. V. (**)	100%	Administrative services
Caribbean Logistics, S. A. de C. V. (***)	100%	Cargo services
Cargo RF, S. A. de C. V. (**)	100%	Cargo services

Schedule or useful lives land, furniture and equipment

	2019	2018

Furniture equipment	10 to 20%	10 to 20%
Machinery	10 to 20%	10 to 20%
Computer equipment	20 to 33%	20 to 33%
Transportation equipment	20 to 25%	20 to 25%
Improvements to leased premises	10%	10%

Schedule of useful lives licenses and commerical direct operation

Licenses	29	years
ODC	29	years
Commercial Rights of Aerostar	34	years
Commercial Rights of Airplan	13	years